Note 16 - Stock-based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Stock-based compensation expense	$ 3,710	$ 2,807	$ 2,022
Cost of Sales [Member]
Stock-based compensation expense	160	90	40
Selling and Marketing Expense [Member]
Stock-based compensation expense	436	246	81
Research and Development Expense [Member]
Stock-based compensation expense	184	85	14
General and Administrative Expense [Member]
Stock-based compensation expense	$ 2,930	$ 2,386	$ 1,887